Derivatives and Hedging Activities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Expense [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ (178)	$ 128	$ 246
Hedged item	132	(102)	(233)
Net hedge ineffectiveness	46	(26)	(13)
Other Revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	(53)	100	0
Hedged item	54	(112)	0
Net hedge ineffectiveness	$ (1)	$ 12	$ 0